Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Starboard Investment Trust
Prospectus Date	rr_ProspectusDate	Sep. 18, 2012
ISM Dynamic Growth Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.45%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.70%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.42%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.57%	[1]
Less Fee Waiver and/or Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	0.45%	[1],[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.12%	[1]
1 Year	rr_ExpenseExampleYear01	215
3 Years	rr_ExpenseExampleYear03	757
5 Years	rr_ExpenseExampleYear05	1,325
10 Years	rr_ExpenseExampleYear10	2,871
1 Year	rr_ExpenseExampleNoRedemptionYear01	215
3 Years	rr_ExpenseExampleNoRedemptionYear03	757
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,325
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,871
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://secure.ncfunds.com/TNC/fundpages/800.htm
Annual Return 2010	rr_AnnualReturn2010	9.57%
Annual Return 2011	rr_AnnualReturn2011	(3.87%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Fund's year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Fund's lowest quarterly
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.80%)
Past 1 Year	rr_AverageAnnualReturnYear01	(3.87%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 02, 2009
ISM Dynamic Growth Fund | Institutional Class Shares | After taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(8.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.16%
ISM Dynamic Growth Fund | Institutional Class Shares | After taxes on distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(2.53%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.60%
ISM Dynamic Growth Fund | Advisor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.45%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.70%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.42%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.57%	[1]
Less Fee Waiver and/or Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	0.45%	[1],[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	3.12%	[1]
1 Year	rr_ExpenseExampleYear01	417
3 Years	rr_ExpenseExampleYear03	1,053
5 Years	rr_ExpenseExampleYear05	1,812
10 Years	rr_ExpenseExampleYear10	3,808
1 Year	rr_ExpenseExampleNoRedemptionYear01	315
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,053
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,812
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,808
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://secure.ncfunds.com/TNC/fundpages/802.htm
ISM Dynamic Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ISM DYNAMIC GROWTH FUND
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The ISM Dynamic Growth Fund (formerly known as the FMX Growth Allocation Fund) seeks capital appreciation without regard to current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption
Shareholder Fees
(fees paid directly from your investment)

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses1
(expenses that you pay each year as a percentage of the value of your investment)

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 658.15% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	658.15%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees rather than the fees in effect during the previous fiscal year
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a "fund of funds" that principally invests in other mutual funds.  The Fund's investment advisor, FolioMetrix, LLC (the "Advisor"), seeks to achieve the Fund's investment objective of capital appreciation by investing in no-load, institutional, and exchange-traded funds registered under the Investment Company Act of 1940 ("Portfolio Funds").  Although the Fund principally invests in Portfolio Funds with no sales related expenses or very low sales related expenses, the Fund is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees in excess of 0.25%.

The Fund will principally invest in Portfolio Funds that have an investment objective similar to the Fund's or that are otherwise permitted investments under the Fund's investment policies.  The Portfolio Funds' investments will consist of equity securities, including common stock, preferred stock, convertible preferred stock, convertible bonds, and warrants.  The Fund will not be limited in its investments by market capitalization or sector criteria, and while the Fund will not directly invest in foreign securities, the Portfolio Funds may invest in foreign securities, including foreign securities in emerging markets.  In addition, the Portfolio Funds may invest in derivative instruments (including options, futures contracts, swaps, and short sales) and utilize leverage to acquire their underlying investments.

The Advisor uses a proprietary screening process to select Portfolio Funds for investment.  The screening process includes analysis of sector and asset allocations, total returns, and risk data.  The Advisor will seek to construct portfolios that achieve the Fund's investment objective while assuming risk that is no more than 20% greater than the S&P 500 Index.  The Advisor will sell a Portfolio Fund when a more attractive investment opportunity is identified or the Fund's portfolio needs to be rebalanced.  As a result of this strategy, the Fund may have a relatively high level of portfolio turnover compared to other mutual funds.  Portfolio turnover will not be a limiting factor in making investment decisions.

The Fund may invest in options and futures contracts for both speculative and hedging purposes.  These investments can be made as a substitute for taking a direct position in the underlying asset or as part of a strategy that is intended to reduce the exposure of the Fund to various risks.  To the extent that a Fund invests in options or futures contracts, it will segregate assets or otherwise "cover" its positions in a manner that limits the Fund's risk of loss.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  The Fund will be subject to the following principal risks:

Fund of Funds Risk.  The Fund is a "fund of funds."  The term "fund of funds" is typically used to describe investment companies, such as the Fund, whose principal investment strategy involves investing in other investment companies, including open-end mutual funds, closed-end funds, and exchange-traded funds.  Investments in other investment companies subject the Fund to additional operating and management fees and expenses.  For instance, investors in the Fund will indirectly bear fees and expenses charged by the funds in which the Fund invests, in addition to the Fund's direct fees and expenses.  The Fund's performance depends in part upon the performance of the investment advisor to each Portfolio Fund, the strategies and instruments used by the Portfolio Funds, and the Advisor's ability to select Portfolio Funds and effectively allocate Fund assets among them.

Control of Portfolio Funds Risk.  Although the Fund and the Advisor will evaluate regularly each Portfolio Fund to determine whether its investment program is consistent with the Fund's investment objective, the Advisor will not have any control over the investments made by a Portfolio Fund.  The investment advisor to each Portfolio Fund may change aspects of its investment strategies at any time.  The Advisor will not have the ability to control or otherwise influence the composition of the investment portfolio of a Portfolio Fund.

Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market.  Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions.  The Fund's performance per share will change daily in response to such factors.

Management Style Risk.  Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions.  The returns from the types of Portfolio Funds purchased by the Fund (growth, value, etc.) may at times be better or worse than the returns from other types of funds.  Thus, the performance of the Fund may be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.

Common Stock Risk.  Investments by the Portfolio Funds in shares of common stock may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the Portfolio Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  During temporary or extended bear markets, the value of common stocks will decline, which could also result in losses for the Fund.

Other Equity Securities Risk.  In addition to shares of common stock, the equity securities held by the Portfolio Funds may include preferred stocks, convertible preferred stocks, convertible bonds, and warrants.  Like shares of common stock, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes.  Also, regardless of any one company's particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund.

Large-Cap Securities Risk.  Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Small-Cap and Mid-Cap Securities Risk.  The Portfolio Funds may invest in securities of small-cap and mid-cap companies, which involves greater volatility than investing in larger and more established companies.  Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.  You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Sector Risk.  If the Portfolio Funds invest more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Portfolio Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.

Foreign Securities and Emerging Markets Risk.  The Portfolio Funds may have significant investments in foreign securities, which have investment risks different from those associated with domestic securities.  The value of foreign investments may be affected by the value of the local currency relative to the U.S. dollar, changes in exchange control regulations, application of foreign tax laws, changes in governmental economic or monetary policy, or changed circumstances in dealings between nations.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.  In addition to the risks of foreign securities in general, countries in emerging markets are more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.

Derivatives Risk.  The Fund and the Portfolio Funds held by the Fund may use derivative instruments, which derive their value from the value of an underlying security, currency, or index.  Derivative instruments involve risks different from direct investments in the underlying assets, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid.

Short Sales Risk.  While the Fund will not short individual securities, the Portfolio Funds held by the Fund may sell securities short.  A short sale is a transaction in which the Portfolio Fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline.  The Portfolio Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Portfolio Fund sold the security.

Leverage Risk.  While the Fund will not utilize leverage (i.e., borrowing) when making investments, the Portfolio Funds held by the Fund may utilize leverage to acquire their underlying portfolio investments.  The use of leverage may exaggerate changes in a Portfolio Fund's share price and the return on its investments.  Accordingly, the value of the Fund's investments in Portfolio Funds may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified.  Borrowing also leads to additional interest expense and other fees that increase the Portfolio Fund's expenses.

Portfolio Turnover Risk.  The Advisor will sell Portfolio Funds when it is in the interests of the Fund and its shareholders to do so without regard to the length of time they have been held.  As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund.  High rates of portfolio turnover may also result in the realization of short-term capital gains and losses.  Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.  Under normal circumstances, the anticipated portfolio turnover rate for the Fund is expected to be greater than 100%.

Futures Risk. Use of futures contracts by the Fund or the Portfolio Funds may cause the value of the Fund's shares to be more volatile.  Futures contracts expose the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not accurately track the underlying securities.

Risks from Purchasing Options.  If a call or put option purchased by the Fund or a Portfolio Fund is not sold when it has remaining value and if the market price of the underlying security, in the case of a call, remains less than or equal to the exercise price, or, in the case of a put, remains equal to or greater than the exercise price, the entire investment in the option will be lost.  There is no assurance that a liquid market will exist when the Fund or a Portfolio Fund seeks to close out an option position.  Where a position in a purchased option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

Risks from Writing Options.  The Fund, as well as the Portfolio Funds in which it invests, may sell, or "write," option contracts.  Writing option contracts can result in losses that exceed the initial investment and may lead to additional turnover and higher tax liability.  The risk involved in writing a call option is that there could be an increase in the market value of the security.  If this occurred, the option could be exercised and the underlying security would then be sold by the Fund or Portfolio Fund at a lower price than its current market value.  Similarly, while writing call options can reduce the risk of owning stocks, such a strategy limits the opportunity of the Fund or Portfolio Fund to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option.  The risk involved in writing a put option is that there could be a decrease in the market value of the underlying security.  If this occurred, the option could be exercised and the underlying security would then be sold to the Fund or Portfolio Fund at a higher price than its current market value.  There is no assurance that a liquid market will exist when the Fund or Portfolio Fund seeks to close out an option position.  Where a position in a written option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

Investment Advisor Risk.  The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.  The portfolio managers' experience is discussed in the section of this prospectus entitled "Management of the Funds – Investment Advisor."

Operating Risk.  The Fund's administrator and Advisor have entered into an Operating Plan that facilitates the administrator's assumption of the Fund's regular operating expenses under the Fund Accounting and Administration Agreement.  The Operating Plan obligates the Advisor to pay certain expenses of the Fund in order to help limit its annual operating expenses.  If the Advisor, however, does not have sufficient revenue to support those expenses, the Advisor may be compelled to either resign or become insolvent.  In addition, if the Fund incurs expenses in excess of those that the administrator has agreed to pay and the Advisor is not able or willing to pay the excess costs, those excess costs will increase the Fund's expenses.

Risk Lose Money [Text]	rr_RiskLoseMoney	The loss of your money is a principal risk of investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's Institutional Class Shares performance from year to year and by showing how the Fund's Institutional Class Shares average annual total returns compare to that of a broad-based securities market index.  The annual returns for the Advisor Class Shares are expected to be substantially similar to the annual returns of the Institutional Class Shares because they are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Advisor Class Shares have a 12b-1 fee.  The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund's results can be obtained by visiting http://secure.ncfunds.com/TNC/fundpages/800.htm for the Institutional Class Shares and by visiting http://secure.ncfunds.com/TNC/fundpages/802.htm for the Advisor Class Shares.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's Institutional Class Shares performance from year to year and by showing how the Fund's Institutional Class Shares average annual total returns compare to that of a broad-based securities market index
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future
Bar Chart [Heading]	rr_BarChartHeading	Institutional Class Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the bar chart above the Fund's highest quarterly return was 8.93% (quarter ended December 31, 2012) and the Fund's lowest quarterly return was -12.80% (quarter ended September 30, 2011).  The Fund's year-to-date return as of June 30, 2012, the end of the most recent calendar quarter, was 3.95%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA)
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).  After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.

ISM Dynamic Growth Fund | S&P 500 Total Return Return Index (reflects no deductions for fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	11.79%

[1]	The expense information in the table has been restated to reflect current fees rather than the fees in effect during the previous fiscal year.
[2]	"Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal year. The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[3]	The Fund's administrator has entered into a Fund Accounting and Administration Agreement with the Fund that runs through October 1, 2013. The agreement can only be terminated prior to that date at the discretion of the Fund's Board of Trustees. The Fund's administrator receives payments under the agreement at a maximum annual rate of 0.70%. In conjunction with the Fund Accounting and Administration Agreement, the Advisor has entered into an Operating Plan with the Fund's administrator, also through October 1, 2013, under which it has agreed to (i) make payments to the administrator based upon the Fund's net assets according to a schedule included in the Operating Plan and (ii) assume certain expenses of the Fund outlined in the Operating Plan. These measures are intended to limit the Fund's operating expenses to 0.70% of the average daily net assets, exclusive of interest, taxes, brokerage fees and commissions, distribution and/or service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses. The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund's Board of Trustees. The Advisor cannot recoup from the Fund any amounts paid under the Operating Plan. The advisory fee payable to the Advisor increases with the Fund's asset size: the minimum annual rate is 0.00% on average daily net assets under $11 million and gradually increases to a maximum annual rate of 0.45% on average daily net assets of $16 million or more.